Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 26,750	$ 99,495
Restricted cash	7,789	954
Accounts receivable, net	3,999	13,278
Prepaid expenses and other current assets	1,297	1,470
Total current assets	39,835	115,197
Vessels, net	1,230,049	1,139,426
Deposits for vessels acquisitions	0	10
Deferred drydock and special survey costs, net and other long-term assets	22,232	8,750
Investment in affiliates	1,315	521
Loans receivable from affiliates	1,521	750
Intangible assets	55,339	74,055
Total non-current assets	1,310,456	1,223,512
Total assets	1,350,291	1,338,709
Current liabilities
Accounts payable	2,706	3,824
Accrued expenses	2,516	3,623
Deferred revenue	4,290	4,310
Current portion of long-term debt	23,336	16,435
Amounts due to related parties	8,680	1,880
Total current liabilities	41,528	30,072
Long-term debt, net of current portion and discount	574,742	559,539
Deferred revenue	1,806	0
Total non-current liabilities	576,548	559,539
Total liabilities	$ 618,076	$ 589,611
Commitments and contingencies
Partners' capital:
Common Unitholders (83,079,710 and 77,359,163 units issued and outstanding at December 31, 2015 and December 31, 2014, respectively)	$ 728,046	$ 744,075
General Partner (1,695,509 and 1,578,763 units issued and outstanding at December 31, 2015 and December 31, 2014, respectively)	4,169	5,023
Total partners' capital	732,215	749,098
Total liabilities and partners' capital	$ 1,350,291	$ 1,338,709